UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03162

Active Assets Tax Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8802

Date of fiscal year end:	June 30, 2013

Date of reporting period:	December 31, 2012

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Kevin Klingert
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Services Company Inc.
P.O. Box 219886
Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2013 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Semiannual Report

December 31, 2012

AATSAN
IU13-00412P-Y12/12

Active Assets Tax-Free Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	7
Portfolio of Investments	8
Statement of Assets and Liabilities	22
Statement of Operations	22
Statements of Changes in Net Assets	23
Notes to Financial Statements	24
Financial Highlights	31
U.S. Privacy Policy	32

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Active Assets Tax-Free Trust performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended December 31, 2012

Market Conditions

The fiscal health of U.S. municipalities continued to improve in the second half of 2012, though risks remain. The agreement passed by Congress in the final days of 2012 to keep federal income taxes from increasing on most U.S. workers in 2013 eased a threat to states and cities only recently emerging from the fiscal crisis brought on by the 18-month recession. An annual survey by the National Conference of State Legislatures found that half of all U.S. states have returned to peak tax-collection levels last seen before the recession five years ago, or will soon, and 57 percent of cities say they were "better able to meet financial needs" in 2012 than in 2011. It is the first time that most reported an improvement since before the 18-month recession began in 2007. Looking ahead, 12 states project their personal income-tax collections will exceed what they budgeted for the current fiscal year, while 15 states say they will come in on target, the survey said.

In all, states have closed about $593 billion in deficits over the past five years, according to the Center on Budget and Policy Priorities. This deficit reduction created a drag on the economy from late 2009 until the third quarter of 2012, when state and local government spending rose as revenue improved. The ongoing fiscal improvement of the states led to a fourth straight year of declines in defaults in the municipal market. If this pattern persists, municipal defaults could fall below 100 in 2013 for the first time since at least 2009, driven by a drop in failures among real-estate borrowings in Florida and California.

Not all signs are positive, however. Funding for U.S. state retirement plans fell for a fourth straight year as insufficient contributions and inadequate investment gains overwhelmed cuts that more than 40 legislatures have made to benefits since 2007. The median funding ratio was 71.7 percent for the year through June 2011, down from 74.3 percent the prior period.

Performance Analysis

As of December 31, 2012, Active Assets Tax-Free Trust had net assets of approximately $9.2 billion and an average portfolio maturity of 26 days. For the six-month period ended December 31, 2012, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2012, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.25 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.25 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.25 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

In light of continuing market disruptions and ongoing concerns in the broader global economy, we believe it is clearly a time for careful diligence and diversification of investment portfolios. In the current uncertain market environment, our emphasis has been on maintaining high levels of liquidity and managing exposure to institutions under stress.

Recent economic data has shown some signs of improvement but many investors are likely to continue to tread cautiously. Barring any unexpected shocks to the market, rates are likely to remain low into 2014, in our view. During this period of continuing uncertainty, we will maintain a watchful eye on state and local economies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/12
Weekly Variable Rate Bonds	65.7%
Daily Variable Rate Bonds	14.6
Commercial Paper	7.9
Municipal Bonds & Notes	5.9
Closed-End Investment Companies	3.2
Put Option Bonds	2.7
MATURITY SCHEDULE as of 12/31/12
1 - 30 Days	86.7%
31 - 60 Days	3.0
61 - 90 Days	0.7
91 - 120 Days	0.2
121 + Days	9.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Adviser seeks to maintain the Fund's share price at $1.00. The Fund has a fundamental policy of investing at least 80 percent of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20 percent of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please see the "Tax Consequences" section in the Fund's Prospectus.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees; administration fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/12 – 12/31/12.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Please note that "Expenses Paid During Period" are grossed up to reflect Fund expenses prior to the effect of Expense Offset (See Note 8 in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/12	12/31/12	07/01/12 – 12/31/12
Actual (0.01% return)	$1,000.00	$1,000.10	$0.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.48	$0.87

  @  Expenses are equal to the Fund's annualized expense ratio of 0.17% multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.41%.

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (65.7%)
	Arizona Health Facilities Authority,
$14,200	Banner Health Ser 2008 D ROCs II-R Ser 11687 (c)	0.15%	01/07/13	07/01/25	$14,200,000
37,975	Banner Health Ser 2008 G	0.12	01/07/13	01/01/29	37,975,000
	Barclays Capital Municipal Trust Receipts, MA,
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W (c)	0.13	01/07/13	07/01/38	6,905,000
19,910	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX (c)	0.13	01/07/13	10/15/41	19,910,000
15,545	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 (c)	0.13	01/07/13	01/01/16	15,545,000
	BB&T Municipal Trust, FL,
23,570	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45 (c)	0.13	01/07/13	10/01/14	23,570,000
9,930	Tampa Bay Water Ser 2008 Floater Certificates Ser 36 (c)	0.13	01/07/13	04/01/16	9,930,000
10,225	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055 (c)	0.11	01/07/13	10/01/15	10,225,000
144,445	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.12	01/07/13	06/01/41	144,445,000
	California Statewide Communities Development Authority,
79,305	Gas Supply Sacramento Municipal Utility District Ser 2010	0.12	01/07/13	11/01/40	79,305,000
69,580	Kaiser Permanente Ser 2002 E	0.11	01/07/13	11/01/36	69,580,000
16,010	Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center Ser 2009 B	0.14	01/07/13	06/01/39	16,010,000
	Capital Beltway Funding Corporation of Virginia,
53,700	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.10	01/07/13	12/31/47	53,700,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$40,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.10%	01/07/13	12/31/47	$40,000,000
86,590	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.13	01/07/13	08/01/39	86,590,000
	Charlotte, NC,
64,235	Water & Sewer System Ser 2002 C	0.14	01/07/13	07/01/27	64,235,000
88,695	Water & Sewer System Ser 2006 B	0.14	01/07/13	07/01/36	88,695,000
27,065	Chicago Board of Education, IL, Ser 2009 A-2	0.12	01/07/13	03/01/26	27,065,000
4,850	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940 (c)	0.18	01/07/13	07/01/28	4,850,000
53,500	Cleveland, OH, Water 2008 Ser Q	0.11	01/07/13	01/01/33	53,500,000
22,600	Colorado Housing & Finance Authority, Single Family Mortgage Class I 2005 Ser B-2	0.14	01/07/13	05/01/34	22,600,000
	Colorado Springs, CO,
69,605	Utilities System Sub Lien Ser 2004 A	0.20	01/07/13	11/01/23	69,605,000
45,125	Utilities System Sub Lien Ser 2006 A	0.15	01/07/13	11/01/25	45,125,000
19,400	Utilities System Sub Lien Ser 2007 A	0.12	01/07/13	11/01/37	19,400,000
67,275	Utilities System Sub Lien Ser 2007 B	0.14	01/07/13	11/01/26	67,275,000
43,485	Utilities System Sub Lien Ser 2009 C	0.12	01/07/13	11/01/28	43,485,000
37,695	Utilities System Sub Lien Ser 2010 C	0.13	01/07/13	11/01/40	37,695,000
8,700	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.15	01/07/13	06/01/16	8,700,000
14,555	Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A	0.12	01/07/13	11/01/30	14,555,000
30,000	Deutsche Bank SPEARS, FL, Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.18	01/07/13	10/01/33	30,000,000
10,435	Deutsche Bank SPEARS, IL, Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122 (c)	0.20	01/07/13	09/01/38	10,435,000
6,500	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.15	01/07/13	06/15/45	6,500,000
7,805	Deutsche Bank SPEARS, OH, Middleburg Heights Southwest General Health Center Ser 2012 A SPEARS Ser DBE-1126 (c)	0.18	01/07/13	08/01/47	7,805,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$44,000	Deutsche Bank SPEARS, TX, Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.18%	01/07/13	11/01/35	$44,000,000
20,000	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 E COPs	0.11	01/07/13	07/01/33	20,000,000
	Eclipse Funding Trust, NY,
20,000	Metropolitan Transportation Authority Dedicated Tax Ser 2012 A Solar Eclipse Ser 2012-0013 (c)	0.13	01/07/13	05/15/20	20,000,000
41,930	New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.13	01/07/13	03/15/20	41,930,000
9,555	Eclipse Funding Trust, WA, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (c)	0.13	01/07/13	09/01/29	9,555,000
	Fairfax County Industrial Development Authority, VA,
8,900	Inova Health System Foundation Ser 1988 A	0.11	01/07/13	10/01/25	8,900,000
8,900	Inova Health System Foundation Ser 1988 B	0.11	01/07/13	10/01/25	8,900,000
49,300	Inova Health System Foundation Ser 2000	0.10	01/07/13	01/01/30	49,300,000
23,800	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.14	01/07/13	10/15/16	23,800,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514 (c)	0.14	01/07/13	07/01/15	9,035,000
38,900	Franklin County, OH, OhioHealth Corp., Ser 2009 A	0.13	01/07/13	11/15/41	38,900,000
	Gainesville, FL,
80,520	Utilities System 2007 Ser A	0.15	01/07/13	10/01/36	80,520,000
35,465	Utilities System 2008 Ser B	0.12	01/07/13	10/01/38	35,465,000
49,600	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012	0.58	01/07/13	05/01/13	49,600,000
	Highlands County Health Facilities Authority, FL,
8,765	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC) (c)	0.14	01/07/13	11/15/14	8,765,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$43,570	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.10%	01/07/13	11/15/37	$43,570,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2012 I-5	0.10	01/07/13	11/15/35	20,000,000
	Houston, TX,
13,600	Combined Utility System First Lien Ser 2004 B2	0.10	01/07/13	05/15/34	13,600,000
18,600	Combined Utility System First Lien Ser 2004 B4	0.12	01/07/13	05/15/34	18,600,000
43,325	Combined Utility System First Lien Ser 2004 B6	0.11	01/07/13	05/15/34	43,325,000
	Illinois Toll Highway Authority,
45,900	Toll Highway Senior Priority Ser 2007 A-1B	0.11	01/07/13	07/01/30	45,900,000
60,000	Toll Highway Senior Priority Ser 2007 A-2B	0.11	01/07/13	07/01/30	60,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.12	01/07/13	11/15/33	20,075,000
105,220	Trinity Health Ser 2008 D-1	0.11	01/07/13	12/01/34	105,220,000
27,250	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.12	01/07/13	01/01/35	27,250,000
11,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.12	01/07/13	11/15/39	11,000,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.12	01/07/13	06/01/23	10,000,000
	JEA, FL,
34,805	Electric System Ser Three 2008 A	0.11	01/07/13	10/01/36	34,805,000
29,800	Electric System Subser 2008 D	0.12	01/07/13	10/01/38	29,800,000
33,275	Water & Sewer System Subser 2008 A-2	0.14	01/07/13	10/01/42	33,275,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.14	01/07/13	01/15/47	23,000,000
	King County, WA,
26,365	Limited Tax Sewer Ser 2010 A	0.10	01/07/13	01/01/40	26,365,000
11,650	Limited Tax Sewer Ser 2010 A	0.11	01/07/13	01/01/40	11,650,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM) (c)	0.13	01/07/13	01/01/47	43,000,000
62,800	Long Island Power Authority, NY, Electric System Ser 2012 C	0.12	01/07/13	05/01/33	62,800,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$139,805	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.13%	01/07/13	08/01/40	$139,805,000
58,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.11	01/07/13	02/15/43	58,400,000
7,125	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC) (c)	0.33	01/07/13	07/01/39	7,125,000
73,905	Massachusetts, Refg 1997 Ser B	0.12	01/07/13	08/01/15	73,905,000
9,900	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.13	01/07/13	07/01/29	9,900,000
	Massachusetts Department of Transportation,
28,900	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.11	01/07/13	01/01/29	28,900,000
50,000	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.13	01/07/13	01/01/37	50,000,000
30,710	Massachusetts Development Finance Agency, Phillips Academy Ser 2003	0.11	01/07/13	09/01/33	30,710,000
64,380	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.12	01/07/13	07/01/31	64,380,000
	Massachusetts Water Resources Authority,
54,875	Gen Ser 2008 A-1	0.13	01/07/13	08/01/37	54,875,000
55,545	Gen Ser 2008 A-2	0.11	01/07/13	08/01/37	55,545,000
77,500	Gen Ser 2008 A-3	0.11	01/07/13	08/01/37	77,500,000
97,320	Gen Ser 2008 C-2	0.13	01/07/13	11/01/26	97,320,000
101,505	Gen Ser 2008 F	0.10	01/07/13	08/01/29	101,505,000
	Metropolitan Transportation Authority, NY,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.14	01/07/13	11/15/35	24,445,000
65,600	Ser 2005 E Subser E-1	0.12	01/07/13	11/01/35	65,600,000
77,560	Ser 2011 B	0.12	01/07/13	11/01/41	77,560,000
39,000	Miami-Dade County Expressway Authority, FL, Toll System Ser 2006 Eagle #20060121 Class A (BHAC) (c)	0.14	01/07/13	07/01/37	39,000,000
12,870	Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) (c)	0.14	01/07/13	05/01/32	12,870,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$50,000	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.13%	01/07/13	07/01/24	$50,000,000
	Missouri Health & Educational Facilities Authority,
13,000	Ascension Health Ser 2003 C-3	0.12	01/07/13	11/15/39	13,000,000
56,675	BJC Health System Ser 2008 C	0.12	01/07/13	05/15/38	56,675,000
	Mobile Downtown Redevelopment Authority, AL,
40,600	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.11	01/07/13	05/01/41	40,600,000
39,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.11	01/07/13	05/01/41	39,000,000
	Murray City, UT,
43,500	IHC Health Services, Inc., Ser 2003 A	0.12	01/07/13	05/15/36	43,500,000
45,900	IHC Health Services, Inc., Ser 2003 B	0.12	01/07/13	05/15/36	45,900,000
20,455	New Castle County, DE, University Courtyard Apartments Ser 2005	0.13	01/07/13	08/01/31	20,455,000
39,750	New Hampshire Higher Educational & Health Facilities Authority, St. Paul's School Ser 1998	0.12	01/07/13	01/01/28	39,750,000
30,770	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.10	01/07/13	12/15/26	30,770,000
24,350	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.12	01/07/13	08/01/34	24,350,000
39,730	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.13	01/07/13	11/01/39	39,730,000
	New York City Municipal Water Finance Authority, NY,
78,750	2000 Ser C	0.12	01/07/13	06/15/33	78,750,000
50,000	Second General Fiscal 2003 F1B	0.10	01/07/13	06/15/35	50,000,000
104,425	Second General Fiscal 2010 Ser CC	0.11	01/07/13	06/15/41	104,425,000
39,150	Water & Sewer System Fiscal 2008 Ser B-4	0.12	01/07/13	06/15/23	39,150,000
2,040	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916 (c)	0.13	01/07/13	06/15/18	2,040,000
	New York City Transitional Finance Authority, NY,
74,900	Future Tax Fiscal 2010 Ser F Subser F-5	0.11	01/07/13	02/01/35	74,900,000
27,600	Future Tax Fiscal 2013 Ser C-5	0.11	01/07/13	11/01/41	27,600,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	New York City, NY,
$34,920	Fiscal 2004 Subser A-5	0.11%	01/07/13	08/01/31	$34,920,000
48,005	Fiscal 2004 Subser H-2	0.13	01/07/13	03/01/34	48,005,000
9,580	Fiscal 2005 Ser O ROCs II-R Ser 11685 (c)	0.15	01/07/13	06/01/20	9,580,000
91,925	Fiscal 2006 Subser I-4	0.11	01/07/13	04/01/36	91,925,000
69,000	Fiscal 2008 Subser J-9	0.10	01/07/13	08/01/27	69,000,000
16,925	North Broward Hospital District, FL, Ser 2008 A	0.11	01/07/13	01/15/31	16,925,000
	North Carolina Medical Care Commission,
43,125	Cape Fear Valley Health System Ser 2008 A-1	0.12	01/07/13	10/01/36	43,125,000
19,150	FirstHealth of the Carolinas Ser 2008 A	0.12	01/07/13	10/01/28	19,150,000
37,960	Oregon Facilities Authority, PeaceHealth Ser 2008 A	0.11	01/07/13	08/01/34	37,960,000
	Orlando Utilities Commission, FL,
48,000	Utility System Ser 2008-1	0.12	01/07/13	10/01/33	48,000,000
81,000	Utility System Ser 2008-2	0.13	01/07/13	10/01/33	81,000,000
	Orlando-Orange County Expressway Authority, FL,
20,000	Ser 2003 C-4	0.11	01/07/13	07/01/25	20,000,000
20,000	Ser 2008 B-1	0.12	01/07/13	07/01/40	20,000,000
31,250	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.11	01/07/13	04/01/43	31,250,000
48,400	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Ser 2012 C	0.11	01/07/13	07/01/24	48,400,000
36,500	Pennsylvania Turnpike Commission, Ser 2010 A-2	0.19	01/07/13	12/01/35	36,500,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.12	01/07/13	11/01/38	31,250,000
	Private Colleges & Universities Authority, GA,
49,150	Emory University Ser 2005 C-1	0.10	01/07/13	09/01/36	49,150,000
54,525	Emory University Ser 2005 C-5	0.10	01/07/13	09/01/36	54,525,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.16	01/07/13	11/15/25	20,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$20,000	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32 (c)	0.13%	01/07/13	09/01/13	$20,000,000
15,600	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19 (c)	0.13	01/07/13	06/13/13	15,600,000
	RBC Municipal Products Trust, Inc., PA,
33,960	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.13	01/07/13	04/15/39	33,960,000
27,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.13	01/07/13	02/01/18	27,000,000
20,795	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.13	01/07/13	03/01/36	20,795,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.13	01/07/13	02/01/33	88,100,000
20,465	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.13	01/07/13	06/01/29	20,465,000
7,360	Southcentral Pennsylvania General Authority, PA, WellSpan Health Ser 2008 A ROCs II-R Ser 11686 (c)	0.14	01/07/13	12/01/24	7,360,000
	Texas Transportation Commission,
36,140	Mobility Fund Ser 2005-B	0.13	01/07/13	04/01/30	36,140,000
37,800	Mobility Fund Ser 2006 Eagle #20060126 Class A (c)	0.13	01/07/13	04/01/35	37,800,000
26,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.13	01/07/13	04/01/37	26,000,000
31,980	University of New Mexico Regents, Sub Lien System Improvement Ser 2001	0.13	01/07/13	06/01/26	31,980,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.14	01/07/13	12/01/34	30,000,000
	University of Texas Regents,
40,000	Financing System Ser 2007 B	0.09	01/07/13	08/01/34	40,000,000
69,575	Financing System Ser 2007 B	0.10	01/07/13	08/01/33	69,575,000
81,705	Financing System Ser 2008 B	0.10	01/07/13	08/01/32	81,705,000
119,085	Permanent University Fund Ser 2008 A	0.09	01/07/13	07/01/37	119,085,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$38,365	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.14%	01/07/13	11/01/45	$38,365,000
	Utah Water Finance Agency,
32,000	Ser 2008 B	0.12	01/07/13	10/01/37	32,000,000
28,350	Ser 2008 B-2	0.12	01/07/13	10/01/35	28,350,000
9,115	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.12	01/07/13	05/01/28	9,115,000
10,000	Wells Fargo Stage Trust, NE, Omaha Public Power District Ser 2012 B Stage Trust Ser 79C (c)	0.16	01/07/13	02/01/46	10,000,000
123,245	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc., Ser 2012 A Stage Trust Ser 2012-33C (c)	0.16	01/07/13	05/15/39	123,245,000
33,325	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.12	01/07/13	07/15/28	33,325,000
	Total Weekly Variable Rate Bonds (Cost $6,061,890,000)				6,061,890,000
	Daily Variable Rate Bonds (14.6%)
87,290	Arizona Health Facilities Authority, Banner Health Ser 2008 E	0.13	01/02/13	01/01/29	87,290,000
	Chicago, IL,
22,350	Neighborhoods Alive Ser 21 B	0.14	01/02/13	01/01/37	22,350,000
41,175	Refg Ser 2005 D-1	0.12	01/02/13	01/01/40	41,175,000
43,395	Refg Ser 2005 D-2	0.12	01/02/13	01/01/40	43,395,000
4,090	Deutsche Bank SPEARS, KY, Kentucky Housing Corporation Housing 2007 Ser A SPEARS Ser DBE-1118 (AMT) (c)	0.37	01/02/13	07/01/32	4,090,000
5,960	Deutsche Bank SPEARS, OR, Oregon Housing & Community Services Department Multifamily Housing 2012 Ser B SPEARS Ser DBE-1120 (AMT) (c)	0.37	01/02/13	07/01/43	5,960,000
	East Baton Rouge Parish, LA,
70,190	Exxon Mobil Corp., Ser 2010 A	0.09	01/02/13	08/01/35	70,190,000
21,650	Exxon Mobil Corp., Ser 2010 B	0.09	01/02/13	12/01/40	21,650,000
46,080	Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012	0.10	01/02/13	11/01/41	46,080,000
23,985	Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-2	0.12	01/02/13	12/01/27	23,985,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$19,200	JEA, FL, Water & Sewer System Subser 2008 A-1	0.12%	01/02/13	10/01/38	$19,200,000
20,000	JP Morgan Chase & Co., CA, California Ser 2012-13 A-1 RANs PUTTERs Ser 4265 (c)	0.14	01/02/13	05/30/13	20,000,000
	JP Morgan Chase & Co., TX,
204,700	Texas Ser 2012 TRANs PUTTERs Ser 4262 (c)	0.15	01/02/13	08/30/13	204,700,000
139,400	Texas State Ser 2012 TRANs PUTTERs Ser 4264 (c)	0.14	01/02/13	08/30/13	139,400,000
	Massachusetts,
75,105	Central Artery Ser 2000 A	0.15	01/02/13	12/01/30	75,105,000
58,115	Consolidated Loan Ser 2006 B	0.13	01/02/13	03/01/26	58,115,000
10,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390 (c)	0.11	01/02/13	01/15/14	10,000,000
15,000	Missouri Development Finance Board, Kauffman Center for the Performing Arts Ser 2007 A	0.12	01/02/13	06/01/37	15,000,000
18,800	Missouri Health & Educational Facilities Authority, Ascension Health Ser 2003 C-2	0.12	01/02/13	11/15/39	18,800,000
22,600	New York City Municipal Water Finance Authority, NY, Second General Fiscal 2012 Ser A-1	0.09	01/02/13	06/15/44	22,600,000
	New York City Transitional Finance Authority, NY,
109,100	Future Tax Fiscal 2010 Ser G Subser G-5	0.11	01/02/13	05/01/34	109,100,000
31,500	Future Tax Fiscal 2013 Ser C-4	0.12	01/02/13	11/01/36	31,500,000
	New York City, NY,
67,765	Fiscal 2006 Subser E-2	0.13	01/02/13	08/01/34	67,765,000
115,100	Fiscal 2008 Ser J Subser J-3	0.11	01/02/13	08/01/23	115,100,000
54,605	Fiscal 2012 Subser G-6	0.10	01/02/13	04/01/42	54,605,000
16,600	Virginia Small Business Financing Authority, Carilion Clinic Ser 2008 A	0.10	01/02/13	07/01/42	16,600,000
	Total Daily Variable Rate Bonds (Cost $1,343,755,000)				1,343,755,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (7.9%)
$38,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E	0.23%	0.23%	05/20/13	$38,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
50,000	Methodist Hospital System Ser 2009 C-1	0.23	0.23	03/06/13	50,000,000
20,000	Methodist Hospital System Ser 2009 C-1	0.23	0.23	05/20/13	20,000,000
22,000	Methodist Hospital System Ser 2009 C-1	0.24	0.24	04/03/13	22,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	08/05/13	25,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.23	0.23	07/09/13	25,000,000
	Houston, TX,
30,100	Ser G-2	0.22	0.22	01/24/13	30,100,000
22,000	Ser H-2	0.22	0.22	01/17/13	22,000,000
49,034	Howard County, Ser 2011 BANs	0.20	0.20	02/19/13	49,034,000
17,500	JEA, FL, Electric System Subser 2000 F-1	0.20	0.20	01/10/13	17,500,000
23,400	JEA, FL, Electric System Subser 2001 C	0.21	0.21	01/10/13	23,400,000
84,000	Las Vegas Valley Water District, NV, Water Ser 2004 B	0.20	0.20	02/20/13	84,000,000
	Missouri Development Finance Board,
26,331	Missouri Association of Municipal Utilities Lease Ser 2005 A	0.17	0.17	01/08/13	26,331,000
26,169	Missouri Association of Municipal Utilities Lease Ser 2006 A	0.17	0.17	01/08/13	26,169,000
25,399	Missouri Association of Municipal Utilities Lease Ser 2008 A	0.17	0.17	01/08/13	25,399,000
23,450	Montgomery County, MD, 2010 Ser B BANs	0.22	0.22	01/17/13	23,450,000
	Nebraska Public Power District,
22,800	Ser A Notes	0.23	0.23	02/19/13	22,800,000
15,000	Ser A Notes	0.23	0.23	03/07/13	15,000,000
	North Texas Tollway Authority, TX,
4,000	Ser 2009 D	0.19	0.19	02/14/13	4,000,000
8,000	Ser 2009 D	0.20	0.20	02/13/13	8,000,000
18,000	Ser 2009 D	0.21	0.21	02/12/13	18,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
$25,000	Phoenix Civic Improvement Corporation, AZ, Airport Ser 2011 B-1	0.23%	0.23%	02/13/13	$25,000,000
	San Antonio, TX,
25,000	Electric & Gas Systems Ser A	0.23	0.23	02/06/13	25,000,000
100,000	Electric & Gas Systems Ser B	0.15	0.15	01/18/13	100,000,000
	Total Commercial Paper (Cost $725,183,000)				725,183,000
	Municipal Bonds & Notes (5.9%)
7,000	Antelope Valley Community College District, CA, Ser 2012-13 TRANs, dtd 10/25/12	2.00	0.42	10/15/13	7,086,528
228,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50	0.43	06/20/13	230,190,391
10,000	Hazard, KY, Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.50	12/01/13	10,045,519
8,000	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2012-1, dtd 09/20/12	1.00	0.32	10/01/13	8,040,601
	Los Angeles County Schools Pooled Financing Program, CA,
22,000	Pooled 2011-2012 Ser B-3 TRANs, dtd 03/01/12	2.00	0.45	01/31/13	22,027,775
17,000	Pooled 2012-2013 Ser B-1 TRANs, dtd 12/14/12	2.00	0.30	11/29/13	17,261,882
1,000	Lucas County, OH, Ser 2012 BANs, dtd 07/18/12	1.00	0.37	07/18/13	1,003,401
5,500	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2012, dtd 10/01/12	1.25	0.40	03/01/13	5,507,568
240,000	New Jersey, Ser Fiscal 2013 C TRANs, dtd 11/20/12	2.50	0.35	06/27/13	242,508,066
4,000	North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1, dtd 06/28/12	0.37	0.37	07/01/13	4,000,000
	Total Municipal Bonds & Notes (Cost $547,671,731)				547,671,731

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed-End Investment Companies (3.2%)
$52,200	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.25%	01/07/13	12/01/40	$52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT) (c)	0.23	01/07/13	05/01/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.27	01/07/13	03/01/40	45,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT) (c)	0.23	01/07/13	12/01/40	15,000,000
15,000	Nuveen Premier Insured Municipal Fund, Inc., VRDP Ser 1-1309 (c)	0.25	01/07/13	12/01/40	15,000,000
100,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.23	01/07/13	05/05/41	100,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.20	01/07/13	12/01/40	50,000,000
	Total Closed-End Investment Companies (Cost $297,200,000)				297,200,000
	Put Option Bonds (2.7%)
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.25	07/29/13	04/01/51	8,500,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.23	07/29/13	02/01/46	7,680,000
9,600	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.23	07/29/13	02/01/46	9,600,000
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.22	07/29/13	07/01/30	11,000,000
19,000	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.13	08/30/13	07/01/30	19,000,000
20,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.22	07/29/13	11/15/49	20,000,000
93,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A	0.25	08/22/13	12/01/49	93,000,000
7,665	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.25	07/29/13	11/01/34	7,665,000
5,965	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.25	07/29/13	11/01/34	5,965,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments  ■  December 31, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$11,940	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.21%	07/29/13	11/01/34	$11,940,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.24	07/29/13	10/01/27	5,000,000
5,000	Puttable Floating Option Tax-Exempts Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2012 A P-FLOATs MT-812 (c)	0.17	01/07/13	12/01/30	5,000,000
4,500	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.26	07/29/13	11/15/50	4,500,000
18,000	Wells Fargo Stage Trust, CO, Regional Transportation District Sales Tax Ser 2012 A Stage Trust Ser 110C (c)	0.27	06/13/13	11/01/37	18,000,000
16,650	Wells Fargo Stage Trust, WI, Ser 2012 B Stage Trust Ser 111C	0.27	06/13/13	05/01/33	16,650,000
	Total Put Option Bonds (Cost $243,500,000)				243,500,000
	Total Investments (Cost $9,219,199,731)			100.0%	9,219,199,731
	Other Assets in Excess of Liabilities			0.0 (d)	3,397,580
	Net Assets			100.0%	$9,222,597,311

  AMT  Alternative Minimum Tax.

  BANs  Bond Anticipation Notes.

  COPs  Certificates of Participation.

  PUTTERS  Puttable Tax-Exempt Receipts.

  RANs  Revenue Anticipation Notes.

  ROCs  Reset Option Certificates.

  TRANs  Tax and Revenue Anticipation Notes.

  TRs  Trust Receipts.

  VRDP  Variable Rate Demand Preferred.

  (a)  Rate shown is the rate in effect at December 31, 2012.

  (b)  Date on which the principal amount can be recovered through demand.

  (c)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (d)  Amount is less than 0.05%.

Bond Insurance:

  AGC  Assured Guaranty Corporation.

  AGM  Assured Guaranty Municipal Corporation.

  BHAC  Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2012 (unaudited)

Assets:
Investments in securities, at value (cost $9,219,199,731)	$9,219,199,731
Cash	649,917
Receivable for:
Shares of beneficial interest sold	207,955,858
Interest	4,942,592
Prepaid expenses and other assets	84,751
Total Assets	9,432,832,849
Liabilities:
Payable for:
Shares of beneficial interest redeemed	207,955,858
Transfer agent fee	962,665
Advisory fee	608,816
Administration fee	384,567
Accrued expenses and other payables	323,632
Total Liabilities	210,235,538
Net Assets	$9,222,597,311
Composition of Net Assets:
Paid-in-capital	$9,222,537,830
Accumulated undistributed net investment income	47,116
Accumulated undistributed net realized gain	12,365
Net Assets	$9,222,597,311
Net Asset Value Per Share
9,222,265,199 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

Statement of Operations

For the six months ended December 31, 2012
(unaudited)

Net Investment Income:
Interest Income	$8,149,936
Dividends from affiliate (Note 5)	82
Total Income	8,150,018
Expenses
Advisory fee (Note 3)	10,600,812
Distribution fee (Note 4)	4,476,776
Administration fee (Note 3)	2,238,388
Transfer agent fees and expenses	626,926
Custodian fees	138,014
Trustees' fees and expenses	101,625
Shareholder reports and notices	43,464
Professional fees	36,504
Registration fees	9,856
Other	94,891
Total Expenses	18,367,256
Less: amounts waived/reimbursed (Note 4)	(10,677,833)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(247)
Net Expenses	7,689,176
Net Investment Income	460,842
Net Realized Gain	1,209
Net Increase	$462,051

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2012	FOR THE YEAR ENDED JUNE 30, 2012
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$460,842	$910,409
Net realized gain	1,209	24,057
Net Increase	462,051	934,466
Dividends and Distributions to Shareholders from:
Net investment income	(447,661)	(815,569)
Net realized gain	—	(84,655)
Total Dividends and Distributions	(447,661)	(900,224)
Net increase (decrease) from transactions in shares of beneficial interest	674,173,617	(135,900,055)
Net Increase (Decrease)	674,188,007	(135,865,813)
Net Assets:
Beginning of period	8,548,409,304	8,684,275,117
End of Period (Including accumulated undistributed net investment income of $47,116 and $33,935, respectively)	$9,222,597,311	$8,548,409,304

See Notes to Financial Statements

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2012 (unaudited)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day.

D. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

E. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs);

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2012 (unaudited) continued

and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2012.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Weekly Variable Rate Bonds	$—	$6,061,890,000	$—	$6,061,890,000
Daily Variable Rate Bonds	—	1,343,755,000	—	1,343,755,000
Commercial Paper	—	725,183,000	—	725,183,000
Municipal Bonds & Notes	—	547,671,731	—	547,671,731
Closed-End Investment Companies	—	297,200,000	—	297,200,000
Put Option Bonds	—	243,500,000	—	243,500,000
Total Assets	$—	$9,219,199,731	$—	$9,219,199,731

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2012 (unaudited) continued

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2012, the Fund did not have any investments transfer between investment levels.

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Adviser"), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion. For the six months ended December 31, 2012, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.10% of the Fund's daily net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2012 (unaudited) continued

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2012, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2012, the Distributor waived $4,476,776, and the Adviser waived $6,201,057 These fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

5. Transactions with Affiliates

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended December 31, 2012, advisory fees paid were reduced by $247 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended December 31, 2012 is as follows:

VALUE JUNE 30, 2012	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE DECEMBER 31, 2012
$—	$61,900,000	$61,900,000	$82	$—

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2012 (unaudited) continued

the six months ended December 31, 2012, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $2,161. At December 31, 2012, the Fund had an accrued pension liability of $60,086, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2012	FOR THE YEAR ENDED JUNE 30, 2012
	(unaudited)
Shares sold	12,942,274,527	28,456,671,361
Shares issued in reinvestment of dividends and distributions	449,125	895,039
	12,942,723,652	28,457,566,400
Shares redeemed	(12,268,550,035)	(28,593,466,455)
Net increase (decrease) in shares outstanding	674,173,617	(135,900,055)

7. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2012 (unaudited) continued

"Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2012 and 2011 was as follows:

2012 DISTRIBUTIONS PAID FROM:			2011 DISTRIBUTIONS PAID FROM:
TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$813,863	$9,816	$76,545	$562,291	$2,480	$60,488

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible expenses, resulted in the following reclassifications among the Fund's components of net assets at June 30, 2012:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
$(2,532)	$1,038	$1,494

At June 30, 2012, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED TAX-EXEMPT INCOME	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$194,353	$6,693	$4,463

At December 31, 2012, the aggregate cost for federal income tax purposes is the same as the cost for book purposes.

Active Assets Tax-Free Trust

Notes to Financial Statements  ■  December 31, 2012 (unaudited) continued

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act") was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies ("RICs") and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

8. Expense Offset

The Fund has entered into an arrangement with State Street (the "Custodian"), whereby credits realized on uninvested cash balances may be used to offset a portion of the Fund's expenses. If applicable, these custodian credits are shown as "expense offset" in the Statement of Operations.

9. Accounting Pronouncement

In December 2011, FASB issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet: Disclosures about Offsetting Assets and Liabilities. The pronouncement improves disclosures for recognized financial and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45, Balance Sheet: Offsetting — Other Presentation Matters or ASC 815-10-45, Derivatives: Overall — Other Presentation Matters or are subject to enforceable master netting agreements or similar agreements. The Fund will be required to disclose information about rights to offset and related arrangements (such as collateral agreements) in order to enable financial statement users to understand the effect of those rights and arrangements on its financial position as well as disclose the following (1) gross amounts; (2) amounts offset in the statement of financial position; (3) any other amounts that can be offset in the event of bankruptcy, insolvency or default of any of the parties (including cash and noncash financial collateral); and (4) the Fund's net exposure. The requirements are effective for annual reporting periods beginning on or after January 1, 2013, and must be applied retrospectively. At this time, the Fund's management is evaluating the implications of ASU 2011-11 and its impact, if any, on the financial statements.

Active Assets Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JUNE 30,
	MONTHS ENDED
	DECEMBER 31, 2012		2012		2011		2010^		2009^		2008^
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.008		0.026
Less dividends and distributions from net investment income	(0.000	) (1)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.000	) (1)(2)	(0.008	) (2)	(0.026	) (2)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.01	%(7)	0.01%		0.01%		0.01%		0.79%		2.60%
Ratios to Average Net Assets:
Net expenses	0.17	%(3)(5)(8)	0.14	%(3)(5)	0.24	%(3)(5)	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)	0.42	%(3)
Net investment income	0.01	%(3)(5)(8)	0.01	%(3)(5)	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)	2.42	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)
Supplemental Data:
Net assets, end of period, in millions	$9,223		$8,548		$8,684		$5,591		$7,160		$11,355

  ^  Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

  (1)  Amount is less than $0.001.

  (2)  Includes capital gain distribution of less than $0.001.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.04% for the year ended 2010 and 2009, respectively.

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
December 31, 2012	0.41%	(0.23)%
June 30, 2012	0.41	(0.26)
June 30, 2011	0.43	(0.18)
June 30, 2010	0.46	(0.16)
June 30, 2009	0.45	0.83

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

1. What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies. We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties. We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4. How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Services Company Inc.
c/o Privacy Coordinator
201 Plaza Two, 3rd Floor
Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7. What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies,

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited) continued

your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice to Residents of Vermont
The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by annual closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax Free Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
February 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2013